Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Fair value measurement of assets	The Company's fair values of financial assets and liabilities

	December 31, 2025
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$421.9	$421.9	$—	$—	$421.9
Short-term investments	1.0	1.0	—	—	1.0
Restricted cash	71.0	71.0	—	—	71.0
Marketable securities	18.4	18.4	—	—	18.4
Bond fund investments	1.0	1.0	—	—	1.0
Other investments	23.5	23.5	—	—	23.5
Deferred consideration from the sale of Sadiola	19.1	—	—	19.1	19.1
Derivatives
Currency contracts	2.0	—	2.0	—	2.0
Gold bullion contracts	0.3	—	0.3	—	0.3
	$558.2	$536.8	$2.3	$19.1	$558.2
Liabilities
Long-term debt - Notes[1]	(451.7)	(451.1)	—	—	(451.1)
Long-term debt - equipment loan	(1.0)	—	(1.0)	—	(1.0)
Long-term debt - Credit Facility	(200.0)	—	(200.0)	—	(200.0)
	$(652.7)	$(451.1)	$(201.0)	$—	$(652.1)
1.The carrying amount excludes unamortized deferred transaction costs of $2.9 million and the embedded derivative.

	December 31, 2024
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$347.5	$347.5	$—	$—	$347.5
Short-term investments	1.0	1.0	—	—	1.0
Restricted cash	68.4	68.4	—	—	68.4
Marketable securities and warrants	10.3	10.3	—	—	10.3
Bond fund investments	1.0	1.0	—	—	1.0
Deferred consideration from the sale of Sadiola	17.1	—	—	17.1	17.1
Embedded derivative - prepayment options on Term Loan	26.7	—	26.7	—	26.7
	$472.0	$428.2	$26.7	$17.1	$472.0
Liabilities
Derivatives
Currency contracts	$(9.8)	$—	$(9.8)	$—	$(9.8)
Long-term debt - Notes[1]	(452.0)	(435.8)	—	—	(435.8)
Long-term debt - Term Loan[2]	(400.8)	—	(449.2)	—	(449.2)
Long-term debt - equipment loan	(2.1)	—	(2.3)	—	(2.3)
Long-term debt - Credit Facility	(220.0)	—	(220.0)	—	(220.0)
	$(1,084.7)	$(435.8)	$(681.3)	$—	$(1,117.1)
1.The carrying amount excludes unamortized deferred transaction costs of $3.6 million and the embedded derivative.
2.The carrying amount excludes unamortized deferred transaction costs of $3.7 million, the 3% original discount and the embedded derivative.

Fair value measurement of liabilities	The Company's fair values of financial assets and liabilities

	December 31, 2025
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$421.9	$421.9	$—	$—	$421.9
Short-term investments	1.0	1.0	—	—	1.0
Restricted cash	71.0	71.0	—	—	71.0
Marketable securities	18.4	18.4	—	—	18.4
Bond fund investments	1.0	1.0	—	—	1.0
Other investments	23.5	23.5	—	—	23.5
Deferred consideration from the sale of Sadiola	19.1	—	—	19.1	19.1
Derivatives
Currency contracts	2.0	—	2.0	—	2.0
Gold bullion contracts	0.3	—	0.3	—	0.3
	$558.2	$536.8	$2.3	$19.1	$558.2
Liabilities
Long-term debt - Notes[1]	(451.7)	(451.1)	—	—	(451.1)
Long-term debt - equipment loan	(1.0)	—	(1.0)	—	(1.0)
Long-term debt - Credit Facility	(200.0)	—	(200.0)	—	(200.0)
	$(652.7)	$(451.1)	$(201.0)	$—	$(652.1)
1.The carrying amount excludes unamortized deferred transaction costs of $2.9 million and the embedded derivative.

	December 31, 2024
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$347.5	$347.5	$—	$—	$347.5
Short-term investments	1.0	1.0	—	—	1.0
Restricted cash	68.4	68.4	—	—	68.4
Marketable securities and warrants	10.3	10.3	—	—	10.3
Bond fund investments	1.0	1.0	—	—	1.0
Deferred consideration from the sale of Sadiola	17.1	—	—	17.1	17.1
Embedded derivative - prepayment options on Term Loan	26.7	—	26.7	—	26.7
	$472.0	$428.2	$26.7	$17.1	$472.0
Liabilities
Derivatives
Currency contracts	$(9.8)	$—	$(9.8)	$—	$(9.8)
Long-term debt - Notes[1]	(452.0)	(435.8)	—	—	(435.8)
Long-term debt - Term Loan[2]	(400.8)	—	(449.2)	—	(449.2)
Long-term debt - equipment loan	(2.1)	—	(2.3)	—	(2.3)
Long-term debt - Credit Facility	(220.0)	—	(220.0)	—	(220.0)
	$(1,084.7)	$(435.8)	$(681.3)	$—	$(1,117.1)
1.The carrying amount excludes unamortized deferred transaction costs of $3.6 million and the embedded derivative.
2.The carrying amount excludes unamortized deferred transaction costs of $3.7 million, the 3% original discount and the embedded derivative.